Revenue (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition
Details of revenue disaggregated by types of revenue and timing of revenue recognition for the years ended December 31, 2022, 2023 and 2024 were as follows:

1)	For the year ended December 31, 2022

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and Others	Secondary Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	43,508,308	24,824,117	—	84,168	2,418,796	—	70,835,389
Revenue from services		919,391	586,047	142,708	3,849,390	4,501	8,017	5,510,054
Revenue from construction contract		—	—	7,769,863	—	28,488	—	7,798,351
Others		119,267	545,294	8,537	65,401	—	121,323	859,822

	￦	44,546,966	25,955,458	7,921,108	3,998,959	2,451,785	129,340	85,003,616

Timing of revenue recognition
Revenue recognized at a point in time	￦	43,627,575	25,369,411	837,363	149,569	2,418,796	121,323	72,524,037
Revenue recognized overtime		919,391	586,047	7,083,745	3,849,390	32,989	8,017	12,479,579

	￦	44,546,966	25,955,458	7,921,108	3,998,959	2,451,785	129,340	85,003,616

2)	For the year ended December 31, 2023

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and Others	Secondary Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	39,435,236	20,973,059	—	17,923	3,775,215	—	64,201,433
Revenue from services		807,142	3,056,272	142,902	397,421	4,415	13,082	4,421,234
Revenue from construction contract		—	—	8,070,120	—	36,404	—	8,106,524
Others		150,895	4,175	17,460	55,269	8	99,551	327,358

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

Timing of revenue recognition
Revenue recognized at a point in time	￦	39,586,131	20,977,234	375,118	73,192	3,775,223	99,551	64,886,449
Revenue recognized overtime		807,142	3,056,272	7,855,364	397,421	40,819	13,082	12,170,100

	￦	40,393,273	24,033,506	8,230,482	470,613	3,816,042	112,633	77,056,549

3)	For the year ended December 31, 2024

(in millions of Won)			Infrastructure
	Steel		Trading	Construction	Logistics and Others	Secondary Battery Materials	Others	Total
Types of revenue
Revenue from sales of goods	￦	38,049,273	20,059,155	—	11,894	2,783,237	—	60,903,559
Revenue from services		889,556	2,736,866	127,572	363,384	3,676	3,579	4,124,633
Revenue from construction contract		—	—	8,052,414	—	25,636	—	8,078,050
Others		165,266	7,752	64,285	46,464	—	69,399	353,166

	￦	39,104,095	22,803,773	8,244,271	421,742	2,812,549	72,978	73,459,408

Timing of revenue recognition
Revenue recognized at a point in time	￦	38,214,539	20,066,907	1,326,130	58,358	2,783,237	69,399	62,518,570
Revenue recognized overtime (*1)		889,556	2,736,866	6,918,141	363,384	29,312	3,579	10,940,838

	￦	39,104,095	22,803,773	8,244,271	421,742	2,812,549	72,978	73,459,408

(*1)	The amount generated from the construction contract revenue recognized over time by POSCO Eco & Challenge C o ., L td . is ￦ 6,645,259 million

Summary of Contract Assets and Liabilities From Contracts With Customers
(b)	Details of contract assets and liabilities from contracts with customers as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Receivables
Trade accounts and notes receivables	￦	9,155,521	9,374,086

Contract assets
Due from customers for contract work		1,689,984	1,475,180

Contract liabilities(*)
Advances received		915,659	342,314
Due to customers for contract work		624,632	452,839
Unearned revenue		77,908	89,807

Summary Of Contract Liabilities Balance Explanatory
(*)	The details of the contract liabilities balance of POSCO Eco & Challenge Co., Ltd., a major subsidiary, that were recognized as revenue for the years ended December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Contract liability balance at the beginning of the reporting period recognized as revenue	￦	852,071	1,040,198